Results of operation (Tables)	6 Months Ended
Jun. 30, 2025
Results of operation
Schedule of information about cost of goods sold

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2025	2024	2025	2024
Purchases of goods and services (*)	843	1,961	1,512	2,518
Inventory movement	(353)	(1,680)	(616)	(1,783)
Total cost of goods sold	490	281	896	735

(*) Including purchases of raw material, direct labour allocation, indirect labour allocation, fees of subcontractors, warranty and shipping cost (direct)

Schedule of information about operating expenses

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	20,602	(1,554)	19,048
Selling, general and administrative expenses	23,063	—	23,063
Other income/(expense)	(171)	56	(115)
For the six months ended June 30, 2025	43,494	(1,498)	41,996

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	17,965	(3,294)	14,671
Selling, general and administrative expenses	12,355	—	12,355
Other income/(expense)	(247)	(2)	(249)
For the six months ended June 30, 2024	30,073	(3,296)	26,777

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	10,750	(691)	10,059
Selling, general and administrative expenses	10,672	—	10,672
Other income/(expense)	(56)	25	(31)
For the three months ended June 30, 2025	21,366	(666)	20,700

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	8,604	(1,132)	7,472
Selling, general and administrative expenses	6,383	—	6,383
Other income/(expense)	(53)	(5)	(58)
For the three months ended June 30, 2024	14,934	(1,137)	13,797

Schedule of information about research and development expenses

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2025	2024	2025	2024
Staff costs	3,700	3,243	8,280	7,213
Consulting and contractors’ fees	2,975	1,077	3,823	2,036
Q&A regulatory	43	140	119	243
IP costs	98	32	178	32
Depreciation and amortization expense	418	348	829	679
Travel	434	285	713	530
Manufacturing and outsourced development	1,292	750	2,600	2,513
Clinical studies	1,396	2,200	3,250	3,705
Other expenses	355	425	742	588
IT	39	104	68	426
Capitalized costs	(691)	(1,132)	(1,554)	(3,294)
Total research and development expenses	10,059	7,472	19,048	14,671

Schedule of detailed information about selling, general and administrative expenses

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2025	2024	2025	2024
Staff costs	6,326	2,293	13,270	4,876
Consulting and contractors’ fees	2,639	2,659	5,845	4,223
Legal fees	217	105	479	582
Rent	124	179	230	344
Depreciation and amortization expense	356	311	719	589
IT	587	213	1,045	586
Travel	410	414	1,168	598
Insurance fees	108	139	221	261
Other	(95)	70	86	296
Total selling, general and administrative expenses	10,672	6,383	23,063	12,355

Schedule of detailed information about other operating income

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2025	2024	2025	2024
Recoverable cash advances
Initial measurement and re-measurement	7	5	25	18
R&D incentives	49	137	110	251
Capitalization of R&D incentive	(25)	(84)	(56)	(20)
Other income/(expenses)	—	—	36	—
Total Other Operating Income/(Expenses)	31	58	115	249